Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Subscription revenue	$ 2,988,151	$ 4,304,763	$ 9,566,361	$ 15,001,709	$ 12,560,856	$ 18,910,070
Advertising revenue	1,827	26,938	45,167	288,082	49,236	336,666
Total revenue	2,989,978	4,331,701	9,611,528	15,289,791	12,610,092	19,246,736
Costs and expenses
Programming, hosting and technology expense	1,225,129	1,236,732	3,993,704	3,144,942	5,035,482	4,444,550
Compensation expense	1,223,555	756,549	3,123,161	2,726,401	4,177,568	3,625,117
Professional fees	200,619	156,354	674,426	488,580	1,005,650	703,125
Advertising and marketing expense	1,125,181	1,511,292	3,209,110	9,058,190	4,170,064	9,876,097
General and administrative expense	774,632	936,257	2,972,104	2,997,486	3,711,885	3,953,795
Total costs and expenses	4,549,116	4,597,184	13,972,505	18,415,599	18,100,649	22,602,684
Loss from operations	(1,559,138)	(265,483)	(4,360,977)	(3,125,808)	(5,490,557)	(3,355,948)
Interest income, net	1,405	5,589	4,510	24,190	5,807	21,517
Gain (loss) on change in fair value of warrants					1,475,775	(679,325)
Mark-to-market adjustment on warrant liability	(163,975)	562,200	1,007,275	(609,050)
Other income (expense)	2,961		2,961	(16,885)	2,962	(16,885)
Loss before provision for income taxes	(1,718,747)	302,306	(3,346,231)	(3,727,553)	(4,006,013)	(4,030,641)
Provision for income taxes
Net loss	$ (1,718,747)	$ 302,306	$ (3,346,231)	$ (3,727,553)	$ (4,006,013)	$ (4,030,641)
Net loss per common share:
Basic and diluted					$ (0.10)	$ (0.10)
Basic	$ (0.04)	$ 0.01	$ (0.09)	$ (0.10)
Diluted	$ (0.04)	$ 0.01	$ (0.09)	$ (0.10)
Weighted average number of common shares used in calculating net loss per common share:
Basic and diluted					38,937,210	38,611,758
Basic	38,932,826	38,593,304	38,924,767	38,584,641
Diluted	38,932,826	39,685,134	38,924,767	38,584,641